Segment and Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of operating results of the Company’s reportable segments
	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2021	2020	2021
	(unaudited)		(unaudited)
Revenue:
Insurance services	$5,887	$26,988	$13,943	$43,216
Enterprise business solutions	1,831	1,110	2,465	2,158
Total revenue	$7,718	$28,098	$16,408	$45,374

Contribution:
Insurance services	$4,813	$(1,173)	$6,501	$(3,036)
Enterprise business solutions	392	(865)	(170)	(1,597)
Total contribution	$5,205	$(2,038)	$6,331	$(4,633)

	Years Ended December 31,
	2019	2020
Revenue:
Insurance services	$51,955	$29,395
Enterprise business solutions	800	5,669
Total revenue	$52,755	$35,064

Contribution:
Insurance services	$1,545	$11,914
Enterprise business solutions	(2,817)	(563)
Total contribution	$(1,272)	$11,351

Schedule of contribution to its total loss from operations
	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2021	2020	2021
	(unaudited)		(unaudited)
Total segment contribution	$5,205	$(2,038)	$6,331	$(4,633)
Ceded premium, losses and LAE	4,064	(2,337)	6,414	(5,242)
Other income	470	180	798	1,327
Policy services expenses and other	813	1,692	1,799	2,063
Sales, marketing, and other acquisition costs	(424)	25,716	3,388	72,883
Research and development	859	1,361	2,401	3,367
Amortization of capitalized software	2,799	2,701	5,496	5,352
Other operating expenses	3,965	16,729	9,216	25,311
Loss from operations	$(7,341)	$(48,080)	$(23,181)	$(109,694)

	Years Ended December 31,
	2019	2020
Total segment contribution	$(1,272)	$11,351
Ceded premium, losses and LAE	(7,304)	15,443
Other income	1,849	2,421
Policy services expenses and other	2,100	2,676
Sales, marketing, and other acquisition costs	23,553	5,029
Research and development	5,839	2,433
Amortization of capitalized software	10,648	11,188
Other operating expenses	18,896	16,981
Loss from operations	$(56,853)	$(44,820)

Shedule of geographical breakdown of direct earned premiums
	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2021	2020	2021
	(unaudited)		(unaudited)
California	$13,015	$16,334	$27,606	$31,480
Washington	2,611	3,379	5,324	6,364
New Jersey	2,046	2,749	4,243	5,208
Oregon	1,723	1,713	3,604	3,509
Illinois	1,054	1,019	2,202	2,060
Arizona	1,060	1,245	2,162	2,513
Pennsylvania	683	741	1,405	1,398
Virginia	398	578	825	1,048
Total premiums earned	$22,590	$27,758	$47,371	$53,580

	Years Ended December 31,
	2019	2020
California	$59,287	$58,276
Washington	10,765	11,391
New Jersey	10,353	9,155
Oregon	8,066	7,232
Illinois	5,168	4,474
Arizona	3,304	4,527
Pennsylvania	3,418	2,932
Virginia	1,877	1,725
Total premiums earned	$102,238	$99,712